Long-term debt - Narrative (Details) - USD ($)								3 Months Ended
	Dec. 13, 2021	Aug. 31, 2021	Apr. 29, 2021	Jan. 21, 2021	Jul. 24, 2020	Nov. 28, 2019	Oct. 09, 2018	Dec. 31, 2020	Dec. 31, 2021	Aug. 11, 2020	Jul. 23, 2020	Jul. 17, 2020	May 20, 2020	Feb. 28, 2019	Dec. 20, 2017	Jan. 11, 2016
Debt Instrument [Line Items]
Debt and capital lease obligations								$ 61,953,000	$ 56,402,000
Debt term extension					3 years
Term Loan | EDC Loan
Debt Instrument [Line Items]
Long-term debt	$ 20,000,000
Debt issuance costs	$ 300,000
Convertible debt | Convertible unsecured notes due June 1, 2021
Debt Instrument [Line Items]
Long-term debt					$ 10,000,000						$ 17,500,000
Interest rate (percent)					6.50%						9.00%					9.00%
Conversion price (dollars per share)					$ 1.42						$ 2.17					$ 2.17
Converted amount		$ 2,500,000		$ 2,500,000				5,000,000
Converted shares		1,836,750		1,815,117
Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations								2,535,000	$ 1,655,000
Minimum
Debt Instrument [Line Items]
Capital lease obligation interest rates									1.30%
Capital lease term									2 years
Minimum | Other bank financing
Debt Instrument [Line Items]
Interest rate (percent)									0.75%
Maximum
Debt Instrument [Line Items]
Capital lease obligation interest rates									5.70%
Capital lease term									5 years
Maximum | Other bank financing
Debt Instrument [Line Items]
Interest rate (percent)									3.80%
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations								53,731,000	$ 53,516,000
Secured Debt | EDC Loan
Debt Instrument [Line Items]
Long-term debt															$ 20,000,000
Debt issuance costs															$ 1,013,000
Interest rate (percent)									6.00%					9.00%
Debt and capital lease obligations								13,618,000	$ 18,583,000
Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations			$ 8,803,000					7,246,000	8,470,000
Secured Debt | Third UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations								5,558,000	4,000,000
Effective rate on debt													1.82%
Secured Debt | Fourth UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations								18,650,000	15,335,000
Effective rate on debt												1.75%
Secured Debt | Deutsche Bank Euro Loan
Debt Instrument [Line Items]
Debt and capital lease obligations								$ 8,659,000	$ 7,128,000
Effective rate on debt										1.70%
Prime Rate | Term Loan | EDC Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt	2.01%
Euribor | Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt			1.65%				2.30%
Euribor | Secured Debt | Second UniCredit Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt						1.80%